Fee and commission expense (Tables)	12 Months Ended
Dec. 31, 2022
Fee And Commission Expense
Schedule of fees and commissions paid or payable
Thousand of reais	2022	2021	2020

Commissions assigned to third parties (1)	3,918,115	3,019,496	2,781,568
Other fees and commissions	2,443,728	2,095,292	1,596,925
Total	6,361,843	5,114,788	4,378,493